Due to Trust Account, Short-term Borrowings and Long-term Debt (Summary of Subsequent Maturities of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Long-term debt by maturity:
2021	¥ 10,124,501
2022	3,863,280
2023	2,573,524
2024	2,214,595
2025	1,279,648
2026 and thereafter	7,887,073
Total	27,942,621	¥ 28,005,896
MUFG [Member]
Long-term debt by maturity:
2021	303,428
2022	778,600
2023	876,475
2024	731,255
2025	719,364
2026 and thereafter	5,390,727
Total	8,799,849	7,465,851
BK [Member]
Long-term debt by maturity:
2021	8,550,560
2022	2,165,072
2023	637,647
2024	1,072,061
2025	292,304
2026 and thereafter	1,503,574
Total	14,221,218	15,141,912
Other Subsidiaries [Member]
Long-term debt by maturity:
2021	1,270,513
2022	919,608
2023	1,059,402
2024	411,279
2025	267,980
2026 and thereafter	992,772
Total	¥ 4,921,554	¥ 5,398,133